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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  9/30/2012

Check here if Amendment [_]; Amendment Number:
                                               ---------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     COVEPOINT CAPITAL ADVISORS LLC
Address:  152 WEST 57th STREET, 41st FLOOR
          NEW YORK, NY 10019

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID PILSON
Title:  DIRECTOR OF OPERATIONS
Phone:  212.782.3643

Signature, Place, and Date of Signing:

/s/ David Pilson            NY, NY                     10/17/2012
-------------------------   ------------------------   -------------------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number             Name

    28-
       --------------------------    ------------------------------
       [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        --

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   36,553
                                        (thousands)

List of Other Included Managers:
                                        -----------
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

           28-
    ---       --------------------      ---------------------------------

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
       NAME OF            TITLE                 VALUE    SHRS OR  SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
       ISSUER             CLASS       CUSIP   (x $1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
ISHARES              EWT TAIWAN IDX 464286731     5,019    92,821 SH       DISCRETIONARY             92,821
ISHARES              EWJ JAPAN IDX  464286848       949   103,596 SH       DISCRETIONARY            103,596
ISHARES              FXI FTSEXINHUA 464287184    30,585   883,692 SH       DISCRETIONARY            883,692
TOTAL EQUITIES:      3                           36,553                                           1,080,109